Environmental and Legal Contingencies (Details 3) (USD $) In Millions, unless otherwise specified						12 Months Ended
	Mar. 31, 2014 Hamilton Plant [Member]	Dec. 31, 2013 Hamilton Plant [Member]	Mar. 31, 2014 Mansfield Works [Member]	Dec. 31, 2013 Mansfield Works [Member]	Oct. 17, 2012 Mansfield Works [Member]	Dec. 31, 2013 Ashland coke plant [Member]	Mar. 31, 2014 Ashland coke plant [Member]	Mar. 31, 2014 Ambridge Works [Member]	Dec. 31, 2013 Ambridge Works [Member]	Dec. 31, 2013 Dicks Creek [Member]	Mar. 31, 2014 Middletown Works RCRA Site [Member]	Dec. 31, 2013 Capital Addition Purchase Commitments [Member] Ashland coke plant [Member]
Site Contingency [Line Items]
Site contingency accrual, undiscounted amount	$ 0.7	$ 0.7	$ 1.1	$ 1.1		$ 0.5	$ 0.5	$ 2.2	$ 2.2	$ 13.9	$ 13.8
Accrual for Environmental Loss Contingencies, Payments						1.7
Other Commitment												2.0
Proposed civil penalty related to environmental issue					$ 0.3